Flight Equipment Held For Operating Leases (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Dec. 31, 2013 country item	Dec. 31, 2012 country item	Dec. 31, 2011 item	Oct. 14, 2011
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft purchased during the period		14	4
Gain on sale of aircraft		$ 6,300,000	$ 8,400,000
Fair value of assets acquired in a business acquisition					1,400,000,000
Number of major customer		0	0	0
Number of aircraft sold		10	4
Acquisition cost of aircraft purchased		642,200,000	60,400,000
Outstanding principal balance			50,000,000
Major maintenance expenditures capitalized		17,200,000	11,400,000
Number of lessees in operating lease		62	55
Number of countries aircraft held for operating lease to lessees		34	32
Number of aircraft off lease		1	6
Revenue recognized		800,000	7,500,000	10,400,000
Revenue recognized at the end of lease		47,600,000	49,800,000	2,900,000
Number of aircraft written down		1	1	2
Amortization of lease premiums net of lease discounts		3,400,000	7,500,000	1,900,000
Weighted average remaining lease term of the Company's aircraft held for operating leases		4 years 3 months 18 days	3 years 2 months 12 days
Number of lease termination		4
Amortization of lease incentives		9,019,000	6,989,000	6,856,000
Payment received in connection with early lease terminations	6,300,000
Monthly payments received in connection with early lease termination				5,900,000
Interest received along with monthly installment				8.00%
Number of aircraft held for operating leases		113	109
Lease termination settlement				2,135,000
A-319-100 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Impairment losses recognized		8,800,000
A-320-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft written down			1
B-737-500 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Impairment losses recognized				7,500,000
Number of aircraft written down			2
B-737-500 And A320-200 [Member]
Flight Equipment Held for Operating Leases [Abstract]
Impairment losses recognized			$ 11,400,000
Aircraft [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold		6